Other (Income) Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other income (expenses) net
	2021	2020		2019
Cancellation of balances	$157,834	$		$87,241
Land treatments in Pacific Steel, Inc.	2,088		2,708	3,362
Attorney’s fees				54,520
Bad debt estimate	19,398			5,320
Other expenses	179,320		2,708	150,443

Sale of scrap	(9,993)		(232,157)	(3,182)
Recovery of losses	(9,623)			(6,397)
Brazil tax benefits			(256,698)
Update of balances in favor in taxes	(64,915)
Agreements with clients			(27,869)
Other income	(17,383)		(32,733)	(4,282)
Other income	(101,914)		(549,457)	(13,861)
Other (income) and other expenses, net	$77,406		$(546,749)	$136,582